Notes to the consolidated cash flow statement (Tables)	6 Months Ended
Mar. 31, 2019
Notes to the consolidated cash flow statement
Summary of reconciliation of net cash provided by/(used in) operating activities to net profit

Notes to the consolidated cash flow statement[1]

				% Mov't	% Mov't
	Half Year	Half Year	Half Year	Mar 19 -	Mar 19 -
$m	March 19	Sept 18	March 18	Sept 18	Mar 18
Reconciliation of net cash provided by/(used in) operating activities to net profit for the period
Net profit for the period	3,176	3,899	4,200	(19)	(24)
Adjustments:
Depreciation, amortisation and impairment	516	594	550	(13)	(6)
Impairment charges	404	396	493	2	(18)
Net (decrease)/increase in current and deferred tax	(548)	(87)	(9)	large	large
(Increase)/decrease in accrued interest receivable	(171)	13	(96)	large	78
(Decrease)/increase in accrued interest payable	(156)	225	16	large	large
(Decrease)/increase in provisions	738	512	(223)	44	large
Other non-cash items	(364)	87	245	large	large
Cash flows from operating activities before changes in operating assets and liabilities	3,595	5,639	5,176	(36)	(31)
Net (increase)/decrease in derivative financial instruments	2,668	9,684	(1,100)	(72)	large
Net (increase)/decrease in life insurance assets and liabilities	(4)	(142)	(88)	(97)	(95)
(Increase)/decrease in other operating assets:
Collateral paid	(1,218)	(943)	1,912	29	large
Trading securities and financial assets measured at FVIS	(5,426)	(1,198)	4,690	large	large
Loans	(1,789)	(9,976)	(14,372)	(82)	(88)
Other financial assets	(234)	(340)	807	(31)	large
Other assets	2	2	8	-	(75)
(Decrease)/increase in other operating liabilities:
Collateral received	(317)	(1,147)	852	(72)	large
Deposits and other borrowings	(7,572)	11,920	12,008	large	large
Other financial liabilities	1,009	(1,393)	(2,239)	large	large
Other liabilities	(8)	14	(4)	large	100
Net cash provided by/(used in) operating activities	(9,294)	12,120	7,650	large	large

[1]  The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018.  Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail.  In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement.  Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.

Schedule of non-cash financing activities

				% Mov't	% Mov't
	Half Year	Half Year	Half Year	Mar 19 -	Mar 19 -
$m	March 19	Sept 18	March 18	Sept 18	Mar 18
Shares issued under the dividend reinvestment plan	330	321	310	3	6
Shares issued from the conversion of Westpac CPS	-	566	-	(100)	-